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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-002361

ING VP Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:    September 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2006 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 23.7%

		Airlines: 0.2%
$976,629		Continental Airlines, Inc., 8.312%, due 04/02/11	$908,875
3,733,000	**	United Airlines, Inc., 6.932%, due 09/01/11	4,089,968
			4,998,843
		Auto Manufacturers: 0.0%
256,000		General Motors Corp., 8.375%, due 07/15/33	222,720
			222,720
		Banks: 6.4%
6,260,000	@@, L	Australia & New Zealand Banking Group Ltd., 5.400%, due 10/29/49	5,450,131
1,570,000	@@, #	Banco do Brasil, 7.950%, due 12/31/49	1,573,925
1,914,786	@@, #	Banco Itau SA, 5.739%, due 09/20/08	1,909,425
3,700,000	@@, L	Banco Santander Chile SA, 7.375%, due 07/18/12	4,053,158
2,100,000	@@	Bank of Ireland, 5.688%, due 12/29/49	1,854,353
2,330,000	@@	Bank of Nova Scotia, 5.625%, due 08/21/85	1,978,701
1,110,000	@@	Bank of Scotland, 5.563%, due 11/30/49	968,475
379,000		BankAmerica Capital II, 8.000%, due 12/15/26	395,281
1,580,000	@@, L	Barclays Bank PLC, 5.750%, due 12/31/49	1,409,817
4,430,000	@@, L	BNP Paribas, 5.445%, due 09/29/49	3,840,185
1,664,000		Chase Capital I, 7.670%, due 12/01/26	1,731,766
3,868,000	@@, #, L	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	3,714,789
2,218,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	2,211,798
3,080,000	@@, L	Den Norske Bank ASA, 5.563%, due 08/29/49	2,618,000
510,000	@@	Den Norske Creditbank, 5.688%, due 11/29/49	439,064
3,645,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	4,329,086
1,669,000	#	First Chicago NBD Institutional Capital A, 7.950%, due 12/01/26	1,737,502
2,000		Fleet Capital Trust II, 7.920%, due 12/11/26	2,086
8,524,000	@@, #, L	HBOS PLC, 5.375%, due 11/29/49	8,384,624
6,650,000	@@	HSBC Bank PLC, 5.663%, due 06/29/49	5,635,875
5,300,000	@@, L	HSBC Bank PLC, 5.875%, due 06/29/49	4,558,000
11,900,000	@@	KAUP Bank, 6.600%, due 12/28/15	11,201,303
5,240,000	@@, L	Lloyds TSB Bank PLC, 5.560%, due 08/29/49	4,544,945
510,000	@@	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	452,846
126,000		M&I Capital Trust A, 7.650%, due 12/01/26	130,875
3,490,000		Mellon Capital I, 7.720%, due 12/01/26	3,634,434
2,950,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	3,126,673
2,410,000	@@	National Australia Bank Ltd., 5.556%, due 10/29/49	2,092,046
710,000	@@	National Westminster Bank PLC, 5.563%, due 11/29/49	608,866
4,207,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	4,123,352
2,034,000	#, L	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	1,967,057
3,342,000	L	RBS Capital Trust I, 5.512%, due 09/30/49	3,252,438
4,970,000	@@, #, L	Resona Bank Ltd., 5.850%, due 09/29/49	4,867,618
10,090,000	@@, L	Royal Bank of Scotland Group PLC, 5.750%, due 12/29/49	8,752,742
2,250,000	@@	Societe Generale, 5.395%, due 11/29/49	1,944,439
7,140,000	@@, L	Standard Chartered PLC, 5.526%, due 07/29/49	5,908,350
11,400,000	@@, L	Standard Chartered PLC, 5.550%, due 11/29/49	9,547,500
1,150,000	@@, L	Standard Chartered PLC, 5.730%, due 01/29/49	948,750
4,148,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	4,338,107
3,119,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	3,130,497

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

	Principal
	Amount			Value

			Banks (continued)
$2,470,000		@@	Westpac Banking Corp., 5.525%, due 09/30/49	$2,113,900
	2,472,000	@@, #, L	Westpac Capital Trust IV, 5.256%, due 12/29/49	2,315,735
	7,927,000	@@, #, L	Woori Bank, 6.125%, due 05/03/16	8,102,765
				145,901,279
			Beverages: 0.6%
	3,836,000	@@, L	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	4,440,170
	8,825,000	@@	Diageo Capital PLC, 5.875%, due 09/30/36	8,666,185
				13,106,355
			Building Materials: 0.3%
	7,253,000		Masco Corp., 6.125%, due 10/03/16	7,215,560
				7,215,560
			Chemicals: 0.8%
	3,655,000		Lyondell Chemical Co., 8.000%, due 09/15/14	3,718,963
	2,011,000		Lyondell Chemical Co., 8.250%, due 09/15/16	2,051,220
	1,410,000		Stauffer Chemical, 5.500%, due 04/15/10	1,166,634
	2,420,000		Stauffer Chemical, 5.810%, due 04/15/18	1,261,425
	2,970,000		Stauffer Chemical, 7.590%, due 04/15/17	1,639,796
	8,105,000	L	Union Carbide Corp., 7.750%, due 10/01/96	8,567,325
				18,405,363
			Commercial Services: 0.4%
	8,010,000		Tulane University of Louisiana, 6.205%, due 11/15/12	8,050,050
				8,050,050
			Diversified Financial Services: 6.1%
	6,082,000	@@, #, L	Aiful Corp., 4.450%, due 02/16/10	5,833,033
	1,006,000	@@, #, I	Alpine III, 5.966%, due 08/16/14	1,008,730
	1,006,000	@@, #, I	Alpine III, 6.366%, due 08/16/14	1,009,490
	1,507,000	@@, #, I	Alpine III, 8.166%, due 08/16/14	1,516,431
	2,576,000	@@, #, I	Alpine III, 11.416%, due 08/16/14	2,645,266
	6,341,252	#	Astoria Depositor Corp., 7.902%, due 05/01/21	6,642,873
	17,659,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	19,385,432
	4,095,839	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	4,013,922
	3,293,000		Citigroup Capital II, 7.750%, due 12/01/36	3,410,982
	4,546,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	4,737,955
	181,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	186,035
	2,650,000	@@	Financiere CSFB NV, 5.500%, due 03/29/49	2,259,125
	382,000		Ford Motor Credit Co., 9.875%, due 08/10/11	395,676
	4,153,000		Fund American Cos., Inc., 5.875%, due 05/15/13	4,110,473
	3,662,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	4,693,190
	2,586,000	L	JPM Capital Trust I, 7.540%, due 01/15/27	2,684,902
	2,866,000	L	JPM Capital Trust II, 7.950%, due 02/01/27	2,990,393
	7,106,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	6,887,483
	6,907,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	6,751,358
	3,527,000	@@	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	3,562,048
	2,560,000	@@	Paribas, 5.563%, due 12/31/49	2,253,292
	1,613,333	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	1,591,742
	2,533,800	@@, #	Petroleum Export Ltd., 5.265%, due 06/15/11	2,497,818
	5,596,966	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	5,656,434
	7,900,000	#	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	7,821,000
	1,975,000		Southern Star Central Corp., 6.750%, due 03/01/16	1,950,313
JPY	3,100,000,000	@@	Takefuji Corp., 1.000%, due 03/01/34	13,838,138
	$7,223,000	@@, #, L	TNK-BP Finance SA, 7.500%, due 07/18/16	7,559,086
	16,841,783	#	Toll Road Investors Partnership II LP, 17.640%, due 02/15/45	2,140,607
	2,295,000	#	Twin Reefs Pass-Through Trust, 6.320%, due 12/10/49	2,299,012
	4,529,000	@@, L	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	4,785,554

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount			Value

		Diversified Financial Services (continued)
$2,105,000	#	Wachovia Capital Trust V, 7.965%, due 06/01/27	$2,212,827
			139,330,620
		Electric: 2.4%
8,408,649		CE Generation, LLC, 7.416%, due 12/15/18	8,690,995
7,773,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	9,019,385
5,302,000	L	FirstEnergy Corp., 6.450%, due 11/15/11	5,536,916
1,657,649	#	Juniper Generation, LLC, 6.790%, due 12/31/14	1,608,533
2,538,000	@@, +	Korea Electric Power Corp., 0.480%, due 04/01/96	1,653,656
5,310,000	#	Nevada Power Co., 5.950%, due 03/15/16	5,331,399
2,691,000		NorthWestern Corp., 5.875%, due 11/01/14	2,660,602
3,416,000	#	NorthWestern Corp., 6.040%, due 09/01/16	3,456,164
2,288,000		Potomac Edison Co., 5.000%, due 11/01/06	2,292,213
1,403,409	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	1,415,012
637,604		PPL Montana, LLC, 8.903%, due 07/02/20	711,684
5,185,000	#	Sierra Pacific Power Co., 6.000%, due 05/15/16	5,224,406
880,000		Sierra Pacific Power Co., 6.250%, due 04/15/12	901,263
4,929,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	5,160,111
			53,662,339
		Energy - Alternate Sources: 0.2%
4,658,862		Salton Sea Funding Corp., 7.840%, due 05/30/10	4,797,873
			4,797,873
		Food: 0.1%
997,000		Delhaize America, Inc., 8.050%, due 04/15/27	1,064,788
1,305,000		Delhaize America, Inc., 8.125%, due 04/15/11	1,407,166
			2,471,954
		Gas: 0.2%
5,438,000	#	Southern Star Central Gas Pipeline, Inc., 6.000%, due 06/01/16	5,492,380
			5,492,380
		Home Builders: 0.2%
4,530,000		D.R. Horton, Inc., 5.625%, due 09/15/14	4,277,607
			4,277,607
		Insurance: 1.0%
7,282,000	@@	Aegon NV, 5.413%, due 12/31/49	6,298,930
5,206,000	L	AON Corp., 8.205%, due 01/01/27	5,983,386
2,432,000		Hartford Financial Services Group, Inc., 5.950%, due 10/15/36	2,440,415
5,312,000	#	Liberty Mutual Group, Inc., 7.500%, due 08/15/36	5,715,877
1,741,000	#	North Front Pass-Through Trust, 5.810%, due 12/15/24	1,713,245
			22,151,853
		Media: 0.3%
3,317,000	#	Charter Communications Operating, LLC, 8.375%, due 04/30/14	3,387,486
2,424,000		Houghton Mifflin Co., 8.250%, due 02/01/11	2,502,780
			5,890,266
		Mining: 0.4%
7,554,000	L	Southern Copper Corp., 7.500%, due 07/27/35	7,943,892
1,018,000	@@, L	Vale Overseas Ltd., 8.250%, due 01/17/34	1,160,520
			9,104,412
		Oil & Gas: 1.4%
3,893,000		Anadarko Petroleum Corp., 5.950%, due 09/15/16	3,946,860
2,475,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	2,341,917

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount			Value

		Oil & Gas (continued)
$1,588,000	@@, #	Empresa Nacional de Petroleo, 6.750%, due 11/15/12	$1,678,884
4,216,000	L	Hess Corp, 7.300%, due 08/15/31	4,761,782
1,724,000	@@, #, L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	1,695,985
2,405,000	@@, L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	2,365,919
4,608,000	@@, #	Pemex Project Funding Master Trust, 6.690%, due 06/15/10	4,720,896
4,602,000	@@, #	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	4,443,318
6,543,000	@@	Transocean, Inc., 5.591%, due 09/05/08	6,546,658
			32,502,219
		Pipelines: 1.0%
7,988,000	#, I	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	7,888,949
1,464,000		Dynegy Holdings, Inc., 7.125%, due 05/15/18	1,346,880
734,000		Dynegy Holdings, Inc., 8.750%, due 02/15/12	764,278
1,893,000	#, L	Northwest Pipeline Corp., 7.000%, due 06/15/16	1,945,058
6,324,000		ONEOK Partners LP, 6.150%, due 10/01/16	6,395,423
2,528,000	#	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	2,512,200
1,893,000	#	Williams Partners LP, 7.500%, due 06/15/11	1,907,198
			22,759,986
		Real Estate: 0.1%
3,251,000		EOP Operating LP, 7.750%, due 11/15/07	3,331,020
			3,331,020
		Real Estate Investment Trust: 0.3%
874,000		Liberty Property LP, 6.375%, due 08/15/12	915,026
3,533,000		Liberty Property LP, 7.750%, due 04/15/09	3,717,854
3,081,000	L	Simon Property Group LP, 4.875%, due 03/18/10	3,037,327
			7,670,207
		Retail: 0.2%
3,670,000		May Department Stores Co., 3.950%, due 07/15/07	3,621,523
			3,621,523
		Savings & Loans: 0.1%
2,347,000		Great Western Financial, 8.206%, due 02/01/27	2,460,067
			2,460,067
		Telecommunications: 0.7%
6,608,000	@@	Rogers Wireless, Inc., 7.250%, due 12/15/12	6,946,660
7,615,000	@@	Telefonica Emisones SAU, 6.421%, due 06/20/16	7,848,628
			14,795,288
		Transportation: 0.3%
6,700,000		BNSF Funding Trust I, 6.613%, due 12/15/55	6,752,796
			6,752,796

		Total Corporate Bonds/Notes
		(Cost $540,088,109)	538,972,580

U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.4%

		Federal Home Loan Bank: 1.3%
9,655,000		5.100%, due 03/06/08	9,667,513
9,413,000	L	5.375%, due 07/18/11	9,589,974
5,520,000	L	5.375%, due 08/19/11	5,626,006
4,400,000		5.550%, due 08/24/07	4,401,558
			29,285,051

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount			Value

		Federal Home Loan Mortgage Corporation: 9.5%
$10,103,000	L	4.000%, due 08/17/07	$10,003,698
2,655,884		4.500%, due 12/15/16	2,606,017
7,583,000	S	4.500%, due 02/15/20	7,104,644
20,056,000		4.875%, due 02/17/09	20,038,551
9,186,181	S	5.000%, due 08/15/16	9,056,484
1,621,000		5.000%, due 05/15/20	1,579,138
7,703,593	S	5.000%, due 08/15/21	7,632,768
7,694,000	S	5.000%, due 04/15/23	7,411,258
6,849,764	S	5.000%, due 02/25/29	6,767,464
1,410,343		5.042%, due 04/01/35	1,382,243
10,007,000	L	5.125%, due 04/18/08	10,029,085
9,158,000		5.150%, due 01/24/11	9,134,400
6,898,000		5.400%, due 10/10/08	6,898,359
20,093,000		5.500%, due 04/24/09	20,100,696
3,908,304	S	5.500%, due 11/15/18	3,922,985
20,068,179	S	5.500%, due 08/15/20	19,110,092
16,596,000	W	5.500%, due 11/15/34	16,357,433
2,856,000	S	5.500%, due 06/01/36	2,806,020
2,925,830	S	5.580%, due 07/25/36	2,920,059
5,000,000		5.750%, due 05/11/11	5,008,400
9,978,000	S	5.750%, due 06/27/16	10,417,551
7,398,000	L	5.875%, due 03/21/11	7,635,017
6,029,135	S	5.970%, due 04/15/32	6,108,103
18,540,933	S	6.000%, due 01/15/29	18,783,077
2,000,000		7.000%, due 09/01/26	2,062,969
630,517		7.500%, due 11/01/28	655,917
			215,532,428
		Federal National Mortgage Association: 19.9%
8,073,000	L	4.250%, due 09/15/07	8,007,641
9,080,000	W	4.500%, due 10/15/18	8,762,200
502,000	W	4.500%, due 10/15/35	469,056
3,429,933	S	4.607%, due 08/01/35	3,341,644
9,981,000		4.750%, due 08/10/07	9,946,186
3,420,416	S	4.750%, due 12/25/42	3,396,408
4,744,502	S	4.807%, due 08/01/35	4,650,298
1,417,877		4.945%, due 04/01/35	1,403,328
4,582,000	W	5.000%, due 10/15/18	4,503,245
210,455,000	W	5.000%, due 10/15/33	202,299,869
1,614,721		5.074%, due 07/01/35	1,588,928
6,989,785	S	5.152%, due 09/01/35	6,895,088
20,145,000	L	5.250%, due 08/01/12	20,275,499
12,108,000	L	5.250%, due 09/15/16	12,367,971
1,389,801		5.252%, due 08/01/35	1,373,722
24,355		5.500%, due 11/01/16	24,432
121,527		5.500%, due 12/01/16	121,912
19,370		5.500%, due 04/01/17	19,419
43,419		5.500%, due 02/01/18	43,529
13,527		5.500%, due 06/01/18	13,555
66,006		5.500%, due 10/01/18	66,173
4,672,000	W	5.500%, due 10/15/18	4,670,542
4,328,535	S	5.500%, due 11/01/32	4,280,583
26,028,919	S	5.500%, due 11/01/33	25,733,330
55,692,000	W	5.500%, due 10/15/35	54,873,996
2,639,989		5.500%, due 06/01/36	2,600,389
2,792,302	S	5.500%, due 07/01/36	2,750,418
162,460		6.000%, due 06/01/16	165,052
21,538		6.000%, due 08/01/16	21,882
528,662		6.000%, due 10/01/16	471,198
230,784		6.000%, due 01/01/17	234,450
141,302		6.000%, due 02/01/17	143,546

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount			Value

		Federal National Mortgage Association (continued)
$754,210		6.000%, due 04/01/17	$766,191
492,936		6.000%, due 05/01/17	500,767
225,561		6.000%, due 06/01/17	229,144
415,117		6.000%, due 07/01/17	421,711
614,960		6.000%, due 08/01/17	624,741
2,049,761		6.000%, due 09/01/17	2,082,324
9,909		6.000%, due 10/01/17	10,066
491,159		6.000%, due 11/01/17	498,997
10,192		6.000%, due 02/01/18	10,354
458,761		6.000%, due 04/01/18	465,944
112,445		6.000%, due 09/01/18	114,258
157,104		6.000%, due 11/01/18	159,637
197,226		6.000%, due 12/01/18	200,373
9,944,176	S	6.000%, due 07/25/29	10,099,508
5,313,600	S	6.000%, due 04/25/31	5,426,286
2,830,058	S	6.500%, due 08/01/29	2,900,671
256,749		6.500%, due 01/01/32	262,594
216,276		6.500%, due 09/01/32	221,116
451,450		6.500%, due 10/01/32	461,552
11,405,000	W	6.500%, due 11/13/36	11,619,200
19,735		7.000%, due 08/01/25	20,376
12,763		7.000%, due 10/01/25	13,177
4,370		7.000%, due 11/01/25	4,512
79,530		7.000%, due 12/01/25	82,112
99,423		7.000%, due 02/01/26	102,651
209,686		7.000%, due 03/01/26	216,512
131,670		7.000%, due 01/01/30	135,811
2,852,663	S	7.000%, due 06/01/31	2,944,914
131,912		7.000%, due 08/01/35	135,559
854		7.125%, due 07/01/27	871
10,602		7.180%, due 07/01/27	10,901
20,660,000	L	7.250%, due 01/15/10	22,128,554
16,724		7.500%, due 11/01/29	17,363
113,614		7.500%, due 10/01/30	117,672
106,881		7.500%, due 11/01/30	110,699
1,923,941		7.500%, due 01/25/48	1,998,547
277,388		10.000%, due 02/25/19	306,434
			450,937,588
		Government National Mortgage Association: 0.7%
109,289		5.125%, due 12/20/29	109,311
157,444		5.375%, due 04/20/28	158,947
9,843,000		5.625%, due 06/13/16	10,154,806
3,036,323	S	6.500%, due 10/15/31	3,120,667
486,650		7.000%, due 04/15/26	503,229
214,581		7.000%, due 05/15/32	221,668
28,407		7.500%, due 04/15/22	29,573
6,425		7.500%, due 05/15/22	6,688
6,773		7.500%, due 06/15/22	7,052
3,309		7.500%, due 08/15/22	3,444
8,794		7.500%, due 06/15/24	9,165
13,093		7.500%, due 01/15/26	13,658
2,107		7.500%, due 07/15/26	2,198
34,630		7.500%, due 03/15/29	36,073
56,084		7.500%, due 04/15/29	58,422
129,621		7.500%, due 08/15/29	135,023
9,975		7.500%, due 09/15/29	10,391
25,856		7.500%, due 10/15/29	26,934
46,236		7.500%, due 12/15/29	48,169
40,207		7.500%, due 01/15/30	41,862

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount			Value

		Government National Mortgage Association (continued)
$88,509		7.500%, due 02/15/30	$92,154
44,176		7.500%, due 05/15/30	45,995
28,987		7.500%, due 06/15/30	30,180
26,741		7.500%, due 07/15/30	27,841
43,524		7.500%, due 08/15/30	45,317
21,558		7.500%, due 10/15/30	22,445
4,115		7.500%, due 11/15/30	4,283
1,888		7.500%, due 01/15/31	1,966
25,785		7.500%, due 02/15/31	26,840
17,969		7.500%, due 03/15/31	18,703
12,687		7.500%, due 04/15/31	13,206
1,627		7.500%, due 09/15/31	1,694
522,100		7.500%, due 12/15/31	543,570
78,305		7.500%, due 01/15/32	81,536
84,124		7.500%, due 03/15/32	87,586
1,584		7.500%, due 04/15/32	1,649
46,020		7.500%, due 05/15/32	47,898
107,926		7.500%, due 06/15/32	112,328
51,958		7.500%, due 07/15/32	54,078
49,539		7.500%, due 08/15/32	51,559
509,457		7.500%, due 09/15/32	530,241
			16,538,349

		Total U.S. Government Agency Obligations
		(Cost $704,571,842)	712,293,416

U.S. TREASURY OBLIGATIONS: 14.3%

		U.S. Treasury Bonds: 6.0%
11,043,000	L	2.000%, due 01/15/16	11,065,976
35,531,000	L	4.500%, due 02/15/36	34,057,032
48,385,000	S, L	4.875%, due 08/15/16	49,314,911
18,340,000	L	6.000%, due 02/15/26	20,989,286
18,126,000	L	6.250%, due 08/15/23	21,050,249
			136,477,454
		U.S. Treasury Notes: 8.3%
21,298,000	L	2.375%, due 04/15/11	21,865,859
106,886,000	L	4.625%, due 08/31/11	107,036,389
14,392,000		4.770%, due 05/15/16	9,188,097
34,989,000	L	4.875%, due 08/31/08	35,096,976
13,602,000	L	4.875%, due 08/15/09	13,698,710
465,000	L	5.125%, due 06/30/11	475,408
			187,361,439

		Total U.S. Treasury Obligations
		(Cost $323,080,575)	323,838,893

ASSET-BACKED SECURITIES: 5.0%

		Automobile Asset - Backed Securities: 1.1%
842,000		AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	832,704
1,415,000		AmeriCredit Automobile Receivables Trust, 5.610%, due 03/08/10	1,418,553
330,000		Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	329,423
1,168,000		Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	1,169,256
5,864,000	S	Carmax Auto Owner Trust, 4.210%, due 01/15/10	5,804,174
722,000		Chase Manhattan Auto Owner Trust, 5.130%, due 05/15/11	723,580
547,000		Daimler Chrysler Auto Trust, 5.010%, due 01/08/11	547,207
667,232		Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	658,956

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount			Value

		Automobile Asset - Backed Securities (continued)
$1,854,000		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	$1,816,493
1,645,000		Honda Auto Receivables Owner Trust, 5.300%, due 07/21/10	1,653,482
2,007,000		Household Automotive Trust, 5.610%, due 06/17/09	2,012,970
1,754,042		Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	1,737,181
4,778,000	S	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	4,727,132
630,000		Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	627,073
991,000		Nissan Auto Receivables Owner Trust, 5.520%, due 01/15/09	993,323
9,458		USAA Auto Owner Trust, 2.040%, due 02/16/10	9,451
			25,060,958
		Credit Card Asset - Backed Securities: 1.1%
6,000		Bank One Issuance Trust, 4.540%, due 09/15/10	5,939
6,000		Capital One Master Trust, 4.900%, due 03/15/10	5,991
3,616,000	S	Capital One Master Trust, 6.310%, due 06/15/11	3,683,208
866,000		Capital One Multi-Asset Execution Trust, 3.650%, due 07/15/11	844,274
3,462,000	S	Capital One Multi-Asset Execution Trust, 4.050%, due 02/15/11	3,411,876
6,496,000	S	Citibank Credit Card Issuance Trust, 4.850%, due 02/10/11	6,468,604
375,000		Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	382,413
4,472,000	S	Citibank Credit Card Master Trust I, 6.050%, due 01/15/10	4,528,945
4,124,000	S	MBNA Credit Card Master Note Trust, 4.900%, due 07/15/11	4,118,784
8,000		MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	8,001
1,192,000		MBNA Master Credit Card Trust, 5.900%, due 08/15/11	1,218,105
			24,676,140
		Home Equity Asset - Backed Securities: 1.4%
2,566,430	S	Bayview Financial Acquisition Trust, 5.824%, due 09/28/43	2,568,718
94,198		GMAC Mortgage Corp. Loan Trust, 5.560%, due 12/25/20	94,264
10,593,000	S	GSAA Trust, 5.242%, due 06/25/34	10,506,271
2,021,000		GSAA Trust, 5.882%, due 09/25/36	2,021,000
9,441,000	S	GSAA Trust, 6.040%, due 07/25/36	9,563,440
534,632		Merrill Lynch Mortgage Investors, Inc., 5.690%, due 07/25/34	536,335
1,114,000	+	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	1,101,797
1,977,000	+	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	1,959,383
1,380,000	+	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	1,381,270
1,990,000		Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	1,949,366
500,000		Wells Fargo Home Equity Trust, 4.430%, due 05/25/34	488,695
			32,170,539
		Other Asset - Backed Securities: 1.4%
426,622		Amortizing Residential Collateral Trust, 5.830%, due 05/25/32	427,289
996,000		Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	996,778
3,710		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	3,657
838,597		Chase Funding Mortgage Loan, 5.630%, due 07/25/33	841,263
2,312,000		Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	2,287,778
2,766,000	+, S	Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	2,764,933
3,375,000	S	Equity One ABS, Inc., 5.050%, due 09/25/33	3,328,933
1,492,047		Fannie Mae Grantor Trust, 5.470%, due 04/25/35	1,494,770
5,463,334	S	Lehman XS Trust, 5.610%, due 08/25/35	5,481,728
766,108		Long Beach Mortgage Loan Trust, 5.660%, due 01/25/36	768,660
3,846,000	S	Merrill Lynch Mortgage Investors, Inc., 5.530%, due 01/25/37	3,849,951
2,065,000	+	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	2,066,353
1,578		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	1,570
3,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	2,961
1,697,000		Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	1,680,055
285,124		Residential Asset Mortgage Products, Inc., 5.640%, due 06/25/33	285,564
4,306,552	+,S	Structured Asset Securities Corp., 6.000%, due 03/25/34	4,298,951
			30,581,194

		Total Asset-Backed Securities
		(Cost $112,737,996)	112,488,831

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 28.2%

$5,982,838	S	American Home Mortgage Assets, 5.432%, due 09/25/46	$5,975,360
8,373,415	S	American Home Mortgage Investment Trust, 5.620%, due 11/25/45	8,415,158
6,908,068	S	American Home Mortgage Investment Trust, 5.770%, due 11/25/45	6,963,783
385,000		Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	371,889
3,941,000	S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	3,826,940
7,612,000	S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	7,495,845
2,735,000		Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	2,703,631
4,720,000	S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	4,678,766
4,150,000	S	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	4,069,720
537,284		Banc of America Commercial Mortgage, Inc., 5.363%, due 07/10/46	541,869
246,814		Banc of America Commercial Mortgage, Inc., 5.685%, due 07/10/44	249,821
970,000		Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	1,012,868
12,709,445	S	Banc of America Funding Corp., 5.284%, due 09/20/35	12,502,420
2,624,520	S	Banc of America Funding Corp., 5.730%, due 09/20/35	2,643,539
6,243,528	S	Banc of America Funding Corp., 5.750%, due 09/20/34	6,223,278
954,871		Banc of America Funding Corp., 5.830%, due 07/25/36	954,203
6,061,613		Banc of America Funding Corp., 5.860%, due 05/20/36	6,085,253
5,634,873	S	Banc of America Funding Corp., 6.856%, due 06/20/35	5,714,055
2,348,854	S	Banc of America Mortgage Securities, 5.250%, due 11/25/19	2,334,838
2,257,600	S	Banc of America Mortgage Securities, 5.500%, due 11/25/33	2,224,622
5,158,954	S	Banc of America Mortgage Securities, 5.500%, due 06/25/35	5,136,581
3,207,448	S	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	3,252,793
11,587,510	S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/36	11,716,501
1,989,138		Bear Stearns Alt-A Trust, 5.650%, due 07/25/34	1,991,499
3,083,000	S	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	2,993,637
405,000		Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	392,173
3,380,000	S	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	3,310,039
1,206,000		Bear Stearns Commercial Mortgage Securities, 4.565%, due 07/11/42	1,174,315
1,220,000		Bear Stearns Commercial Mortgage Securities, 5.294%, due 09/11/41	1,224,962
777,000		Capco America Securitization Corp., 6.260%, due 10/15/30	790,202
279,000		Capco America Securitization Corp., 6.460%, due 10/15/30	285,999
6,167,579	S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	6,504,437
12,432,545	S	Chase Mortgage Finance Corp., 5.416%, due 12/25/35	12,284,970
1,600,000		Citigroup Commercial Mortgage Trust, 4.639%, due 05/15/43	1,573,008
1,503,207		Citigroup Commercial Mortgage Trust, 5.720%, due 03/15/49	1,529,879
1,505,821		Citigroup Mortgage Loan Trust, Inc., 5.450%, due 02/25/35	1,507,077
6,814,786		Citigroup Mortgage Loan Trust, Inc., 5.952%, due 06/25/36	6,840,362
13,845,040	S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	13,864,409
819,000		Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	792,916
9,172,000		Countrywide Alternative Loan Trust, 4.826%, due 09/29/46	9,172,000
14,316,646	S	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	14,142,270
2,035,182		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	2,033,141
1,038,886	S	Countrywide Alternative Loan Trust, 5.630%, due 02/25/35	1,039,871
1,808,951		Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	1,820,098
16,299,854	S	Countrywide Alternative Loan Trust, 6.024%, due 09/25/36	16,344,718
18,726,500	S	Countrywide Home Loan Mortgage Pass - Through Trust, 5.733%, due 02/25/35	18,863,203
3,132,765	S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	3,030,057
4,000		Credit Suisse First Boston Mortgage Securities Corp., 7.545%, due 04/15/62	4,341
1,439,264		Credit Suisse Mortgage Capital Certificates, 4.991%, due 06/15/38	1,434,257
4,684,238	S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	4,760,988
1,159,525		CS First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	1,110,619
17,000		CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	16,628
745,000		CS First Boston Mortgage Securities Corp., 4.321%, due 01/15/37	720,312
2,328,000		CS First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	2,269,268
1,761,979		CS First Boston Mortgage Securities Corp., 5.000%, due 08/25/20	1,746,565
1,777,000		CS First Boston Mortgage Securities Corp., 5.183%, due 11/15/36	1,776,074
22,000		DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	22,360
63,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	65,956
14,921,753	S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	14,745,498

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

$3,400,000	S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	$3,585,819
2,251,482		GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	2,205,517
793,000		GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	773,814
301,000		GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	296,753
1,403,976		GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	1,415,415
3,827,301	S	GMAC Mortgage Corp. Loan Trust, 4.601%, due 10/19/33	3,717,670
9,231,701	S	GMAC Mortgage Corp. Loan Trust, 5.264%, due 03/18/35	9,081,325
2,400,000		Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	2,397,483
1,800,000		Greenwich Capital Commercial Funding Corp., 5.912%, due 07/10/38	1,857,335
1,575,778	#	GSMPS Mortgage Loan Trust, 5.680%, due 01/25/35	1,583,038
2,292,399		Harborview Mortgage Loan Trust, 5.670%, due 01/19/35	2,303,183
1,427,332		Homebanc Mortgage Trust, 5.760%, due 08/25/29	1,430,336
15,000,000	S	JP Morgan Alternative Loan Trust, 5.500%, due 08/25/36	15,014,729
1,578,782		JP Morgan Alternative Loan Trust, 5.516%, due 01/25/36	1,573,263
990,928		JP Morgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	967,177
3,890,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,790,245
6,579,381	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	6,440,742
10,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	9,737
1,630,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.289%, due 05/15/45	1,635,607
1,090,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.338%, due 05/12/45	1,096,553
785,180		JP Morgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	798,153
4,589,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	4,714,119
1,580,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	1,628,765
14,679,409		JP Morgan Mortgage Trust, 5.409%, due 11/25/35	14,505,164
1,794,000		LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	1,740,135
10,000		LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	9,751
499,000		LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	486,784
567,000		LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	550,029
176,000		LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	173,784
2,050,000		LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	2,035,811
2,416,000		LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	2,391,798
1,446,638		LB-UBS Commercial Mortgage Trust, 5.741%, due 06/15/32	1,473,095
5,220,000	S	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	5,345,051
4,500,000	S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	4,803,531
6,119,890	S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	6,136,648
479,945		MASTR Alternative Loans Trust, 6.500%, due 05/25/33	481,156
1,559,126		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	1,580,337
4,114,081	S	MASTR Seasoned Securities Trust, 5.730%, due 10/25/32	4,121,240
2,725,000		Merrill Lynch Mortgage Trust, 4.892%, due 02/12/42	2,685,855
1,400,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 4.711%, due 07/12/46	1,385,990
1,475,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.439%, due 02/12/39	1,489,111
2,294,283		MLCC Mortgage Investors, Inc., 5.560%, due 04/25/29	2,297,092
1,022,500		MLCC Mortgage Investors, Inc., 5.650%, due 01/25/29	1,023,681
2,920,000	S	Morgan Stanley Capital I, 4.827%, due 06/12/47	2,869,585
8,245,000	S	Morgan Stanley Capital I, 5.007%, due 01/14/42	8,165,505
1,558,374		Morgan Stanley Capital I, 5.490%, due 07/12/44	1,576,273
560,000		Morgan Stanley Capital I, 5.741%, due 08/12/41	574,656
1,513,796		Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	1,463,726
5,609,967	S	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	5,680,589
115,568		MortgageIT Trust, 5.700%, due 11/25/35	115,846
1,804,000		Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,921,904
3,729,617	S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	3,587,312
13,070,806	S	Residential Accredit Loans, Inc., 5.500%, due 05/25/34	12,545,238
2,000,000		Residential Accredit Loans, Inc., 5.514%, due 09/25/36	2,000,000
1,971,564		Residential Accredit Loans, Inc., 5.560%, due 05/25/46	1,971,069
5,197,920	S	Residential Accredit Loans, Inc., 5.730%, due 04/25/35	5,223,684
7,629,455		Residential Accredit Loans, Inc., 5.820%, due 08/25/35	7,667,894
1,532,972		Residential Funding Mortgage Security I, 5.780%, due 05/25/33	1,539,644
10,454,831	S	Residential Funding Mortgage Security I, 6.000%, due 06/25/36	10,494,751
1,289,364		Sequoia Mortgage Trust, 5.590%, due 01/20/35	1,292,580
1,784,254		Structured Adjustable Rate Mortgage Loan Trust, 5.640%, due 07/25/35	1,791,988
2,843,510	S	Structured Asset Mortgage Investments, Inc., 5.560%, due 04/19/35	2,850,235

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Principal
Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

$13,123,833	S	Structured Asset Mortgage Investments, Inc., 6.766%, due 12/27/35	$13,337,439
1,819,101		Structured Asset Securities Corp., 5.500%, due 07/25/33	1,779,877
3,294,581	S	Thornburg Mortgage Securities Trust, 5.680%, due 12/25/33	3,299,978
3,525,216	S	Thornburg Mortgage Securities Trust, 5.700%, due 09/25/34	3,543,656
610,000		Wachovia Bank Commercial Mortgage Trust, 5.224%, due 07/15/42	611,113
1,427,705		Wachovia Bank Commercial Mortgage Trust, 5.726%, due 06/15/45	1,446,899
1,470,000		Wachovia Bank Commercial Mortgage Trust, 5.935%, due 06/15/45	1,514,017
9,051,762		Wamu Alternative Mortgage Pass-Through Certificates, 5.402%, due 05/25/46	9,035,849
15,000,000	S	Wamu Alternative Mortgage Pass-Through Certificates, 5.413%, due 10/25/46	14,976,570
13,343,841	S	Wamu Alternative Mortgage Pass-Through Certificates, 5.610%, due 07/25/46	13,394,371
3,700,000		Wamu Alternative Mortgage Pass-Through Certificates, 5.624%, due 10/25/46	3,700,000
2,845,044	S	Wamu Alternative Mortgage Pass-Through Certificates, 5.634%, due 06/25/46	2,847,934
15,253,769	S	Wamu Alternative Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	15,354,020
4,256,000	+	Wamu Alternative Mortgage Pass-Through Certificates, 5.764%, due 10/25/36	4,256,000
1,949,289		Wamu Alternative Mortgage Pass-Through Certificates, 5.930%, due 07/25/36	1,945,930
4,366,000	+, S	Wamu Alternative Mortgage Pass-Through Certificates, 6.081%, due 09/25/36	4,375,839
5,000,000		Washington Mutual, Inc., 5.443%, due 10/25/46	5,000,000
1,730,971		Washington Mutual, Inc., 5.580%, due 01/25/45	1,734,719
9,955,961	S	Washington Mutual, Inc., 5.620%, due 09/25/46	9,955,961
2,062,344		Washington Mutual, Inc., 5.640%, due 01/25/45	2,076,239
2,000,000		Washington Mutual, Inc., 5.667%, due 10/25/46	2,006,893
3,689,703	S	Washington Mutual, Inc., 5.730%, due 08/25/45	3,706,287
2,235,004		Washington Mutual, Inc., 5.795%, due 06/25/44	2,244,269
4,181,352	S	Washington Mutual, Inc., 6.000%, due 06/25/34	4,172,207
5,950,000	S	Wells Fargo Mortgage - Backed Securities Trust, 4.500%, due 08/25/18	5,692,737
6,907,008	S	Wells Fargo Mortgage - Backed Securities Trust, 5.000%, due 12/25/33	6,589,721
10,907,203	S	Wells Fargo Mortgage - Backed Securities Trust, 5.388%, due 08/25/35	10,762,554
5,996,082		Wells Fargo Mortgage - Backed Securities Trust, 5.500%, due 12/25/35	5,833,067
6,705,639	S	Wells Fargo Mortgage - Backed Securities Trust, 5.500%, due 01/25/36	6,535,906
11,591,482		Wells Fargo Mortgage - Backed Securities Trust, 6.000%, due 06/25/36	11,555,259
12,419,000		Wells Fargo Mortgage - Backed Securities Trust, 6.000%, due 10/25/36	12,411,238

		Total Collateralized Mortgage Obligations
		(Cost $646,987,731)	639,333,690

MUNICIPAL BONDS: 0.6%

		Municipal: 0.6%
4,020,000		City of San Diego, 7.125%, due 06/01/32	4,165,966
10,275,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	10,318,258
			14,484,224

		Total Municipal Bonds
		(Cost $14,323,998)	14,484,224

OTHER BONDS: 0.1%

		Sovereign: 0.1%
2,511,000	@@, L	Corp. Andina de Fomento, 5.125%, due 05/05/15	2,433,269
			2,433,269

		Total Other Bonds
		(Cost $2,505,280)	2,433,269

Shares		Value

PREFERRED STOCK: 1.7%

	Banks: 0.4%
845	DG Funding Trust	$8,883,063
		8,883,063

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

Shares			Value

		Diversified Financial Services: 0.4%
285,000	P	Merrill Lynch & Co., Inc.	$7,378,650
80,225	P	National Rural Utilities Cooperative Finance Corp.	1,858,011
			9,236,661
		Insurance: 0.7%
356,859	@@	Aegon NV	9,022,960
270,875	P	Metlife, Inc.	7,018,371
			16,041,331
		Real Estate Investment Trust: 0.2%
204,807	P	Duke Realty Corp.	5,218,482
			5,218,482

		Total Preferred Stock
		(Cost $39,299,286)	39,379,537

		Total Long-Term Investments
		(Cost $2,383,599,194)	2,383,224,440

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 26.4%

		Commercial Paper: 1.3%
$7,500,000		Daimler Chrysler, 5.370%, due 10/23/06		$7,474,365
13,453,000		Time Warner, 5.370%, due 10/19/06		13,415,014
8,500,000		Time Warner, 5.370%, due 10/20/06		8,474,736
				29,364,115

		Total Commercial Paper
		(Cost $29,364,115)		29,364,115

		Repurchase Agreement: 6.0%
135,765,000		Goldman Sachs Repurchase Agreement dated 09/29/06, 5.320%, due 10/02/06, $135,825,189 to be received upon repurchase (Collateralized by $112,218,000 various U.S. Treasury Obligations, 4.875%-8.500%, Market Value plus accrued interest $138,480,675, due 08/15/16-02/15/20)		135,765,000

		Total Repurchase Agreement
		(Cost $135,765,000)		135,765,000

		Securities Lending CollateralCC: 19.1%
432,992,858		The Bank of New York Institutional Cash Reserves Fund		432,992,858

		Total Securities Lending Collateral
		(Cost $432,992,858)		432,992,858

		Total Short-Term Investments
		(Cost $598,121,973)		598,121,973

		Total Investments in Securities (Cost $2,981,721,167)*	131.4%	$2,981,346,413
		Other Assets and Liabilities - Net	(31.4)	(711,779,276)
		Net Assets	100.0%	$2,269,567,137

	@@	Foreign Issuer
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2006.
	**	Defaulted security
	*	Cost for federal income tax purposes is $2,982,024,660.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,706,313
		Gross Unrealized Depreciation		(6,384,560)
		Net Unrealized Depreciation		$(678,247)

The Fund may invest up to 15% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid :

		Initial
	Shares/Principal	Acquisition			Percent of
Security	Amount	Date	Cost	Value	Net Assets
Alpine III, 5.966%, due 08/16/14	1,006,000	08/04/04	$1,006,426	$1,008,730	0.0%
Alpine III, 6.366%, due 08/16/14	1,006,000	08/04/04	1,006,426	1,009,490	0.1
Alpine III, 8.166%, due 08/16/14	1,507,000	08/04/04	1,525,370	1,516,431	0.1
Alpine III, 11.416%, due 08/16/14	2,576,000	08/17/04	2,611,402	2,645,266	0.1
Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	7,988,000	12/05/05	7,988,000	7,888,949	0.3
			$14,137,624	$14,068,866	0.6%

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2006 (Unaudited) (continued)

ING VP Intermediate Bond Portfolio Futures Contracts as of September 30, 2006:

	Number	Notional		Unrealized
Contract Description	of Contracts	Market Value	Expiration Date	Appreciation/(Depreciation)

Long Contracts
U.S. Treasury 2-Year Note	1,197	$244,786,500	12/29/06	$424,187
U.S. Treasury 5-Year Note	1,354	142,868,163	12/29/06	776,018
U.S. Treasury 10-Year Note	573	61,919,813	12/19/06	534,323
				1,734,528
Short Contracts
U.S. Treasury Long Bond	1,369	(153,884,156)	12/19/06	(2,252,861)
				(2,252,861)

				$(518,333)

ING VP Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2006:

		BUY/SELL	(PAY)/RECEIVE	TERMINATION		NOTIONAL	UNREALIZED APPRECIATION/
COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	PROTECTION	FIXED RATE	DATE		AMOUNT	(DEPRECIATION)
UBS AG	Russian Federation 5% Step due 3/31/2030	Sell	0.31%	8/20/07	USD	21,897,000	$16,862
UBS AG	Russian Federation 5% Step due 3/31/2030	Buy	(0.55)%	8/20/11	USD	10,949,000	(8,893)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875% due 10/15/2011	Buy	(2.65)%	9/20/11	USD	2,758,500	2,098
UBS AG	Domtar Inc. 7.875% due 10/15/2011	Sell	2.60%	9/20/11	USD	2,761,000	(11,232)
Morgan Stanley Capital Services Inc.	Donnelley (R.R.) & Sons Company 4.95% due 4/1/2014	Buy	(1.40)%	9/20/11	USD	2,750,500	(36,317)
Citibank N.A., New York	Glitnir Banki HF 3.284% floating rate due 1/27/2010	Buy	(0.60)%	9/20/11	USD	5,501,000	(41,506)
UBS AG	Glitnir Banki HF 3.284% floating rate due 1/27/2010	Buy	(0.61)%	9/20/11	USD	5,501,000	(43,914)
Morgan Stanley Capital Services Inc.	H.J. Heinz Co.6% due 3/15/2008	Buy	(0.35)%	9/20/11	USD	16,503,000	10,392
Morgan Stanley Capital Services Inc.	H.J. Heinz Co.6% due 3/15/2008	Buy	(0.41)%	9/20/11	USD	19,253,500	(38,958)
Barclays Bank PLC	Kinder Morgan Inc. 6.5% due 9/1/2012	Sell	1.70%	9/20/11	USD	1,104,000	13,218
Merrill Lynch International	Kinder Morgan Inc. 6.5% due 9/1/2012	Buy	(1.90)%	9/20/11	USD	2,761,000	(42,245)
UBS AG	Kinder Morgan Inc. 6.5% due 9/1/2012	Buy	(1.90)%	9/20/11	USD	2,761,000	(55,786)
UBS AG	Rogers Wireless Inc. 6.375% due 3/1/2014	Sell	1.30%	9/20/11	USD	5,474,000	71,030
Citibank N.A., New York	Dow Jones CDX.NA.IG6 Index	Sell	1.0025%	6/20/16	USD	16,142,880	(64,173)
Citibank N.A., New York	Dow Jones CDX.NA.IG6 Index	Buy	(4.66)%	6/20/16	USD	5,335,970	56,488
Citibank N.A., New York	Countrywide Home Loan 4% due 3/22/2011	Buy	(0.57)%	9/20/16	USD	8,352,000	25,858
UBS AG	XL Capital LTD 5.25% due 9/15/2014	Buy	(0.61)%	9/20/16	USD	5,501,000	(64,086)
UBS AG	XL Capital LTD 5.25% due 9/15/2014	Buy	(0.61)%	9/20/16	USD	11,002,000	(128,172)

							$(339,336)

ING VP Intermediate Bond Portfolio Interest Rate Swap Agreements Outstanding as of September 30, 2006:

		NOTIONAL	UNREALIZED
	TERMINATION	PRINCIPAL	APPRECIATION/
	DATE	AMOUNT	(DEPRECIATION)

Receive a floating rate based on 6-month USD-LIBOR plus 2.255% (notional value $14,330,898) and pay a fixed rate equal to 1.000% (notional value Y3,100,000,000) Upon termination of the contract, receive $14,330,898 and pay Y3,100,000,000.

Counterparty: UBS AG	3/1/34	SEE DESCRIPTION	$675,017

$675,017

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Intermediate Bond Portfolio

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	November 29, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2006